UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2012
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Dr. Jeffrey R. Jay, M.D.
                  -----------------------------------------------------
Address:                   165 Mason Street - 3rd Floor
                  -----------------------------------------------------
                           Greenwich, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
                  -------------------------------------------------------
Title:
                  -------------------------------------------------------
Phone:
                  -------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Dr. Jeffrey R. Jay, M.D.        Greenwich, CT         November 14, 2012
------------------------------  -----------------------  ----------------------
        [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number                    Name

      28-
          --------------                 --------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                            --------------

Form 13F Information Table Entry Total:           31
                                            --------------

Form 13F Information Table Value Total:     $     127,241
                                            --------------
                                              (thousands)

List of Other Included Managers:            Mr. David Kroin
                                            Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number       Name

1         028-13262             Mr. David Kroin
2         028-11743             Great Point Partners, LLC

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
        COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
----------------------------- -------------- ---------  --------  --------- --- ----  -------------  -------- ---------------------
                                                         VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
                                                                                                              ---------------------
      NAME OF ISSUER          TITLE OF CLASS  CUPSIP    (X$1000)   PRN AMT  PRN CALL   DISCRETION    MANAGER    SOLE    SHARED NONE
----------------------------- -------------- ---------  --------  --------- --- ----  -------------  -------- --------- ------ ----
ACADIA PHARMACEUTICALS INC.        COM       004225108     1,518    600,000  SH       Share-Defined  1,2       600,000    0    None
ALPHATEC HOLDINGS INC.             COM       02081G102       990    600,000  SH       Share-Defined  1,2       600,000    0    None
AMAG PHARMACEUTICALS, INC.         COM       00163U106         3        150  SH       Share-Defined  1,2         150      0    None
AMARIN CORPORATION PLC
   SPONSORED ADR                   COM       023111206     2,560    203,600  SH       Share-Defined  1,2       203,600    0    None
BIODEL INC.                        COM       09064M204     4,010  1,350,400  SH       Share-Defined  1,2      1,350,400   0    None
CARDICA, INC.                      COM       14141R101     1,001    695,000  SH       Share-Defined  1,2       695,000    0    None
CHINA KANGHUI HOLDINGS
   SPONSORED ADR                   COM       16890V100     9,833    324,000  SH       Share-Defined  1,2       324,000    0    None
COLUMBIA LABORATORIES, INC.        COM       197779101     1,510  1,525,347  SH       Share-Defined  1,2      1,525,347   0    None
DEXCOM, INC.                       COM       252131107       376     25,000  SH       Share-Defined  1,2        25,000    0    None
FURIEX PHARMACEUTICAL, INC.        COM       36106P101     2,003    105,000  SH       Share-Defined  1,2       105,000    0    None
HORIZON PHARMACIES INC.            COM       44047T109     5,705  1,630,000  SH       Share-Defined  1,2      1,630,000   0    None
HYPERION THERAPEUTICS INC.         COM       44915N101     7,972    750,000  SH       Share-Defined  1,2       750,000    0    None
INSULET CORPORATION                COM       45784P101     6,675    309,300  SH       Share-Defined  1,2       309,300    0    None
NEKTAR THERAPEUTICS                COM       640268108     3,418    320,200  SH PUT   Share-Defined  1,2       320,200    0    None
NPS PHARMACEUTICALS INC.           COM       62936P103     3,700    400,000  SH       Share-Defined  1,2       400,000    0    None
ONCOGENEX PHARMACEUTICAL INC.      COM       68230A106    10,218    721,109  SH       Share-Defined  1,2       721,109    0    None
ONCOTHYREON INC.                   COM       682324108     9,432  1,838,682  SH       Share-Defined  1,2      1,838,682   0    None
PAIN THERAPEUTICS INC.             COM       69562K100     3,939    780,000  SH       Share-Defined  1,2       780,000    0    None
PALATIN TECHNOLOGIES INC.          COM       696077403     2,209  3,220,600  SH       Share-Defined  1,2      3,220,600   0    None
QUESTCOR PHARMACEUTICALS INC.      COM       74835Y101     7,388    400,000  SH       Share-Defined  1,2       400,000    0    None
QUESTCOR PHARMACEUTICALS INC.      COM       74835Y101     3,694    200,000  SH CALL  Share-Defined  1,2       200,000    0    None
RIGEL PHARMACEUTICALS INC.         COM       766559603     6,060    591,817  SH       Share-Defined  1,2       591,817    0    None
RTI BIOLOGICS, INC.                COM       74975N105     2,090    500,000  SH       Share-Defined  1,2       500,000    0    None
SPECTRANETICS CORP                 COM       84760C107     1,475    100,000  SH       Share-Defined  1,2       100,000    0    None
SYNERGETICS USA, INC.              COM       87160G107     1,606    325,000  SH       Share-Defined  1,2       325,000    0    None
TARGACEPT, INC.                    COM       87611R306     3,524    720,700  SH       Share-Defined  1,2       720,700    0    None
TENGION, INC.                      COM       88034G208       122     90,164  SH       Share-Defined  1,2        90,164    0    None
VANDA PHARMACEUTICALS INC.         COM       921659108     5,666  1,405,930  SH       Share-Defined  1,2      1,405,930   0    None
VASCULAR SOLUTIONS INC.            COM       92231M109     1,434     96,886  SH       Share-Defined  1,2        96,886    0    None
VENTRUS BIOSCIENCES, INC.          COM       922822101     1,930    539,110  SH       Share-Defined  1,2       539,110    0    None
ZOGENIX, INC.                      COM       98978L105    15,180  5,750,000  SH       Share-Defined  1,2      5,750,000   0    None